UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1 - Schedule of Investments

ROYCE VALUE TRUST
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 115.8%
	SHARES	VALUE
Consumer Products - 9.5%
Apparel and Shoes - 3.4%
Jones Apparel Group	81,500	$2,729,435
K-Swiss Cl. A	212,400	7,015,572
Steven Madden a,d	63,000	1,051,470
Oshkosh B’Gosh Cl. A	104,300	3,181,150
Polo Ralph Lauren Cl. A	150,000	5,820,000
Tandy Brands Accessories	46,900	702,093
Timberland Company Cl. A a	30,000	2,127,900
Tommy Hilfiger a,d	141,000	1,649,700
Warnaco Group (The) a	32,000	769,280
Weyco Group	153,996	6,741,945

		31,788,545

Collectibles - 1.0%
Action Performance Companies a,d	300,600	3,976,938
The Boyds Collection a,d	524,200	1,216,144
Enesco Group a	47,200	313,880
Topps Company (The)	410,500	3,780,705

		9,287,667

Food/Beverage/Tobacco - 0.3%
Hain Celestial Group a,d	37,800	704,592
Hershey Creamery Company	709	1,630,700
Lancaster Colony	16,900	719,095

		3,054,387

Home Furnishing and Appliances - 0.6%
Chromcraft Revington a	36,200	496,664
Ethan Allen Interiors	45,000	1,440,000
Falcon Products a,c	941,600	65,912
La-Z-Boy	128,200	1,785,826
Natuzzi ADR b	215,200	2,235,928

		6,024,330

Publishing - 0.7%
Journal Communications Cl. A	100,200	1,658,310
Scholastic Corporation a,d	130,000	4,795,700

		6,454,010

Sports and Recreation - 1.3%
Callaway Golf Company	275,800	3,530,240
Coachmen Industries	47,700	648,720
Monaco Coach	161,050	2,600,957
Nautilus Group	2,000	47,520
Oakley	325,000	4,166,500
Sturm, Ruger & Company	30,000	207,900
Thor Industries	43,100	1,289,121

		12,490,958

Other Consumer Products - 2.2%
Blyth	14,700	468,048
Burnham Holdings Cl. B a	36,000	959,400
Dorel Industries Cl. B a,d	34,500	1,130,565
Fossil a,d	127,000	3,292,475
Lazare Kaplan International a	103,600	1,182,076
Leapfrog Enterprises a,d	244,700	2,777,345
Matthews International Cl. A	166,000	5,438,160
RC2 Corporation a,d	170,400	5,793,600

		21,041,669

Total		90,141,566

Consumer Services - 6.8%
Direct Marketing - 0.3%
Collegiate Pacific	36,500	403,325
Sportsman’s Guide (The) a	101,000	2,640,140

		3,043,465

Leisure and Entertainment - 0.5%
Carmike Cinemas	21,000	782,880
Dover Downs Gaming & Entertainment	66,800	831,660
4Kids Entertainment a,d	21,000	464,310
Gemstar-TV Guide International a	201,100	874,785
Hasbro	50,000	1,022,500
Steiner Leisure a	22,800	745,332

		4,721,467

Media and Broadcasting - 0.1%
Cox Radio Cl. A a,d	23,000	386,630

Restaurants and Lodgings - 0.8%
Benihana Cl. A a	6,600	100,056
CEC Entertainment a	45,000	1,647,000
IHOP Corporation	116,700	5,564,256
Jack in the Box a	2,000	74,200
Ryan’s Restaurant Group a	35,900	521,627

		7,907,139

Retail Stores - 3.7%
AnnTaylor Stores a,d	22,500	575,775
BJ’s Wholesale Club a	26,000	807,560
Big Lots a	255,300	3,068,706
CarMax a,d	103,000	3,244,500
Charming Shoppes a,d	494,400	4,019,472
Claire’s Stores	167,200	3,852,288
Dress Barn (The) a,d	100,000	1,822,000
GameStop Corporation Cl. A a,d	69,800	1,546,768
GameStop Corporation Cl. B a	3,100	69,130
Hot Topic a,d	20,000	437,000
Krispy Kreme Doughnuts a,d	17,000	129,710
Movie Gallery	31,000	889,080
Neiman Marcus Group (The) Cl. A	20,800	1,903,408
99 Cents Only Stores a,d	50,000	658,500
Payless ShoeSource a	209,600	3,309,584
Stein Mart a	172,800	3,888,000
Urban Outfitters a	65,200	3,127,644
Wet Seal (The) Cl. A a,d	202,000	702,960
Wild Oats Markets a,d	79,000	839,770

		34,891,855

Other Consumer Services - 1.4%
Corinthian Colleges a,d	95,500	1,501,260
MoneyGram International	217,100	4,101,019
Sotheby’s Holdings Cl. A a,d	485,200	8,228,992

		13,831,271

Total		64,781,827

Diversified Investment Companies - 0.1%
Closed-End Mutual Funds - 0.1%
Central Fund of Canada Cl. A	117,000	628,290

Total		628,290

Financial Intermediaries - 11.3%
Banking - 3.6%
BOK Financial a	129,327	5,261,022
Bankrate a,d	44,000	589,160
Citizens Bancorp	3,500	74,375
Eurobancshares a,d	31,000	524,210
Exchange National Bancshares	20,000	581,000
Farmers & Merchants Bank of Long Beach	1,266	7,311,150
First National Bank Alaska	2,130	4,792,500
Heritage Financial	12,300	276,750
HopFed Bancorp	25,000	415,000
Jefferson Bancshares	25,000	308,750
Mechanics Bank a	200	3,820,000
Mercantile Bankshares	20,000	1,017,200
NBC Capital	30,300	732,654
NetBank	70,000	593,600
Northeast Pennsylvania Financial	20,000	456,000
Ocwen Financial a,d	47,000	379,290
Old Point Financial	5,500	174,735
Oriental Financial Group	54,147	1,268,123
Partners Trust Financial Group	130,000	1,378,000
Sun Bancorp a	38,000	869,630
Tompkins Trustco	15,950	678,672
Whitney Holding	27,000	1,201,770
Wilber Corporation	31,700	385,789
Wilmington Trust	31,000	1,088,100
Yadkin Valley Bank and Trust Company	3,800	53,390

		34,230,870

Insurance - 6.4%
Alleghany Corporation a	9,180	2,542,860
Argonaut Group a,d	187,000	3,968,140
Aspen Insurance Holdings	75,000	1,890,750
Baldwin & Lyons Cl. B	22,200	575,868
Commerce Group	44,500	2,758,110
Erie Indemnity Company Cl. A	139,900	7,291,588
IPC Holdings	27,000	1,060,560
Leucadia National	77,250	2,653,537
Markel Corporation a,d	4,200	1,449,882
Montpelier Re Holdings	77,000	2,706,550
NYMAGIC	85,200	2,019,240
Navigators Group a	83,200	2,757,664
Ohio Casualty a,d	187,000	4,297,260
PXRE Group	166,551	4,272,033
Philadelphia Consolidated Holding a,d	35,000	2,713,550
Phoenix Companies (The) d	81,900	1,046,682
ProAssurance Corporation a,d	76,070	3,004,765
RLI	99,724	4,133,560
Reinsurance Group of America	30,000	1,277,400
Transatlantic Holdings	5,000	331,100
21st Century Insurance Group	62,000	864,900
U.S.I. Holdings a,d	40,000	471,200
Wesco Financial	7,750	2,983,595
Zenith National Insurance	64,300	3,334,598

		60,405,392

Real Estate Investment Trusts - 0.1%
Gladstone Commercial	30,000	493,200
Sun Communities	20,400	730,320

		1,223,520

Securities Brokers - 1.1%
E*TRADE Financial a	521,700	6,260,400
First Albany	124,000	1,135,840
Investment Technology Group a	94,300	1,650,250
Knight Trading Group a,d	129,700	1,250,308

		10,296,798

Other Financial Intermediaries - 0.1%
Archipelago Holdings a,d	67,400	1,192,980

Total		107,349,560

Financial Services - 9.5%
Information and Processing - 2.8%
Advent Software a,d	171,100	3,110,598
eFunds Corporation a	173,875	3,880,890
FactSet Research Systems	117,750	3,886,927
Fair Isaac	67,300	2,317,812
Global Payments	68,500	4,417,565
Interactive Data a	134,300	2,786,725
SEI Investments	165,700	5,991,712

		26,392,229

Insurance Brokers - 1.2%
Crawford & Company Cl. A	289,100	2,023,700
Crawford & Company Cl. B	60,300	431,145
Gallagher (Arthur J.) & Company	111,200	3,202,560
Hilb Rogal & Hobbs Company	155,050	5,550,790

		11,208,195

Investment Management - 4.8%
Alliance Capital Management Holding L.P.	225,200	10,618,180
Apollo Investment	755,473	12,676,841
BKF Capital Group	7,500	300,075
Eaton Vance	140,400	3,290,976
Federated Investors Cl. B	101,900	2,884,789
Gabelli Asset Management Cl. A	168,600	7,527,990
International Assets Holding a	40,000	314,800
MCG Capital	38,000	584,630
MVC Capital	246,000	2,282,880
National Financial Partners	21,000	835,800
Nuveen Investments Cl. A	138,600	4,756,752

		46,073,713

Other Financial Services - 0.7%
CharterMac	59,600	1,281,400
International Securities Exchange a,d	50,000	1,300,000
Municipal Mortgage & Equity	47,300	1,151,282
PRG-Schultz International a,d	467,000	2,339,670
Van der Moolen Holding ADR a,b	21,000	149,940
World Acceptance a,d	21,700	553,784

		6,776,076

Total		90,450,213

Health - 9.6%
Commercial Services - 2.1%
Covance a	52,700	2,509,047
First Consulting Group a	560,900	2,916,680
ICON ADR a,b,d	33,100	1,241,912
IDEXX Laboratories a,d	94,300	5,107,288
PAREXEL International a	277,700	6,525,950
TriZetto Group (The) a	215,200	2,003,512

		20,304,389

Drugs and Biotech - 3.2%
Abgenix a,d	38,000	266,000
Affymetrix a,d	90,800	3,889,872
Andrx Corporation a,d	15,000	340,050
Antigenics a,d	99,300	665,310
Applera Corporation- Celera Genomics Group a,d	139,200	1,426,800
Cephalon a,d	4,900	229,467
Cerus Corporation a,d	21,700	66,619
Chiron Corporation a,d	21,800	764,308
Connetics Corporation a,d	33,000	834,570
DUSA Pharmaceuticals a	79,700	695,781
Elan Corporation ADR a,b	332,100	1,076,004
Endo Pharmaceuticals Holdings a	318,200	7,175,410
Eon Labs a	3,000	90,720
Gene Logic a,d	365,000	1,146,100
Hi-Tech Pharmacal a,d	66,500	1,461,670
Human Genome Sciences a,d	90,000	829,800
Lexicon Genetics a	463,300	2,367,463
Millennium Pharmaceuticals a,d	50,000	421,000
Orchid BioSciences a	30,000	352,800
Par Pharmaceutical Companies a	38,000	1,270,720
Perrigo Company	171,750	3,289,012
QLT a,d	38,000	488,680
Shire Pharmaceuticals Group ADR b	20,853	714,841

		29,862,997

Health Services - 0.9%
Accredo Health a,d	8,705	386,589
Albany Molecular Research a,d	85,000	873,800
Eclipsys Corporation a,d	20,000	309,600
Gentiva Health Services a	30,150	487,827
HMS Holdings a	50,000	370,000
Health Management Associates Cl. A	27,400	717,332
Lincare Holdings a,d	34,600	1,530,358
Mediware Information Systems a	58,700	629,264
MedQuist a	73,893	942,136
National Home Health Care	20,000	231,600
On Assignment a	482,500	2,460,750
Quovadx a	3,000	9,270

		8,948,526

Medical Products and Devices - 3.3%
Allied Healthcare Products a	69,600	449,616
Arrow International	297,602	10,222,629
ArthroCare Corporation a,d	10,000	285,000
Bruker BioSciences a	390,200	1,373,504
CONMED Corporation a	81,500	2,454,780
Datascope	12,000	366,960
Diagnostic Products	25,000	1,207,500
Invacare Corporation	88,000	3,927,440
Natus Medical a,d	93,500	781,660
Novoste Corporation a	66,500	56,525
Orthofix International a	20,000	783,000
STERIS Corporation a,d	170,100	4,295,025
Sybron Dental Specialties a,d	11,000	394,900
Thoratec Corporation a,d	2,000	24,440
Varian Medical Systems a	61,600	2,111,648
Young Innovations	62,550	2,292,458
Zoll Medical a	20,200	455,106

		31,482,191

Personal Care - 0.1%
Inter Parfums	500	7,200
Nutraceutical International a	22,800	361,608

		368,808

Total		90,966,911

Industrial Products - 19.9%
Automotive - 1.2%
Adesa	126,900	2,964,384
CLARCOR	22,000	1,143,120
Gentex Corporation	68,800	2,194,720
LKQ Corporation a,d	188,000	3,773,160
Quantam Fuel Systems Technologies Worldwide a,d	15,500	71,765
Superior Industries International	40,000	1,056,400

		11,203,549

Building Systems and Components - 1.2%
AZZ a	5,600	101,640
Decker Manufacturing	6,022	213,781
Preformed Line Products Company	91,600	2,747,084
Simpson Manufacturing	260,800	8,058,720
Teleflex	14,800	757,464

		11,878,689

Construction Materials - 2.2%
Ash Grove Cement Company Cl. B	50,518	7,350,369
Eagle Materials	5,000	404,700
ElkCorp	28,000	1,076,880
Florida Rock Industries	118,550	6,973,111
Heywood Williams Group a	838,837	1,425,277
Synalloy Corporation a,c	345,000	3,519,000

		20,749,337

Industrial Components - 1.5%
AMETEK	86,000	3,461,500
Barnes Group	42,000	1,141,140
Bel Fuse Cl. A	26,200	635,350
C & D Technologies	50,000	502,500
Donaldson Company	52,000	1,678,560
Intermagnetics General a,d	4,350	105,879
PerkinElmer	135,000	2,785,050
Planar Systems a,d	82,900	747,758
Powell Industries a	92,400	1,711,248
Valmont Industries	22,000	491,040
Woodhead Industries	45,400	617,440

		13,877,465

Machinery - 5.1%
Coherent a	228,500	7,714,160
Federal Signal	58,600	888,962
GSI Lumonics a	79,500	718,680
Graco	96,825	3,907,857
IDEX Corporation	36,000	1,452,600
Lincoln Electric Holdings	275,380	8,283,430
National Instruments	71,400	1,931,370
Nordson Corporation	172,200	6,340,404
PAXAR Corporation a	284,100	6,062,694
Pason Systems	70,700	2,212,023
Rofin-Sinar Technologies a,d	19,200	617,088
T-3 Energy Services a,d	346,710	2,787,202
UNOVA a,d	35,000	722,750
Woodward Governor Company	73,600	5,277,120

		48,916,340

Metal Fabrication and Distribution - 2.7%
CompX International Cl. A	302,300	5,133,054
IPSCO	6,000	306,000
Kaydon Corporation	208,700	6,553,180
Metal Management	77,900	2,000,472
NN	127,100	1,565,872
Oregon Steel Mills a	133,400	3,068,200
Penn Engineering & Manufacturing	251,600	4,541,380
Penn Engineering & Manufacturing Cl. A	77,600	1,404,560
Schnitzer Steel Industries Cl. A	20,000	674,600

		25,247,318

Paper and Packaging - 0.2%
Peak International a	408,400	1,551,920

Pumps, Valves and Bearings - 0.6%
Baldor Electric	62,900	1,623,449
Conbraco Industries	7,630	1,472,590
Franklin Electric	82,200	3,101,406

		6,197,445

Specialty Chemicals and Materials - 2.3%
Aceto Corporation	241,650	1,793,043
Albemarle Corporation	34,000	1,236,240
Bairnco Corporation	43,000	495,360
Balchem Corporation	46,800	1,088,100
CFC International a,d	123,500	2,730,585
Cabot Corporation	56,500	1,888,795
Hawkins	208,878	2,502,358
Lydall a	50,000	555,000
MacDermid	240,631	7,820,507
Material Sciences a	23,800	320,110
Schulman (A.)	41,000	714,220
Sensient Technologies	22,000	474,320
Spartech Corporation	32,000	635,200

		22,253,838

Textiles - 0.2%
Tag-It Pacific a	108,500	564,200
Unifi a	315,100	1,055,585

		1,619,785

Other Industrial Products - 2.7%
Albany International Cl. A	45,500	1,405,040
Brady Corporation Cl. A	228,800	7,401,680
Diebold	85,000	4,662,250
Imagistics International a,d	34,000	1,187,620
Kimball International Cl. B	437,380	6,342,010
Maxwell Technologies a	21,500	197,155
Myers Industries	30,499	430,341
Peerless Manufacturing a,c	158,600	2,212,470
Quixote Corporation	12,000	260,040
Steelcase Cl. A	50,000	690,000
Trinity Industries	23,000	647,910

		25,436,516

Total		188,932,202

Industrial Services - 15.2%
Advertising and Publishing - 0.5%
Interpublic Group of Companies a	380,000	4,666,400
ValueClick a,d	20,000	212,200

		4,878,600

Commercial Services - 5.7%
ABM Industries	134,800	2,592,204
Aaron Rents	4,500	90,000
Administaff	94,200	1,375,320
Allied Waste Industries a,d	188,800	1,380,128
Brink’s Company (The)	107,278	3,711,819
Carlisle Holdings a	194,900	1,292,265
Central Parking	75,800	1,302,244
Century Business Services a	70,000	287,000
Collectors Universe a	15,500	296,980
Convergys Corporation a,d	121,000	1,806,530
Copart a,d	138,100	3,253,636
Digital Theater Systems a,d	38,600	699,046
Harsco Corporation	9,000	536,490
Hewitt Associates Cl. A a,d	59,000	1,569,400
Hudson Highland Group a,d	61,098	1,044,165
Iron Mountain a,d	191,175	5,513,487
Kelly Services Cl. A	25,000	719,750
Learning Tree International a,d	53,400	769,494
MPS Group a,d	603,500	6,342,785
Manpower	105,800	4,604,416
Monster Worldwide a,d	79,000	2,215,950
New Horizons Worldwide a	96,600	386,497
Pemstar a,d	383,600	452,648
RemedyTemp Cl. A a	77,500	763,375
Renaissance Learning	15,000	256,800
Reynolds & Reynolds Company Cl. A	27,000	730,620
Rollins	130,500	2,427,300
Spherion Corporation a	3,000	22,470
TRC Companies a,d	64,200	943,740
Viad Corporation	87,550	2,355,095
Watson Wyatt & Company Holdings	74,800	2,034,560
West Corporation a,d	75,000	2,400,000

		54,176,214

Engineering and Construction - 2.1%
Champion Enterprises a,d	135,000	1,269,000
Chicago Bridge & Iron Company	16,000	704,480
Dycom Industries a	34,000	781,660
EMCOR Group a	47,900	2,242,678
Fleetwood Enterprises a,d	234,300	2,038,410
Insituform Technologies Cl. A a	207,200	3,006,472
Jacobs Engineering Group a	38,000	1,972,960
MasTec a	65,000	533,650
McDermott International a	51,000	965,430
Washington Group International a,d	148,000	6,658,520

		20,173,260

Food and Tobacco Processors - 0.7%
Farmer Bros.	150,000	3,592,500
MGP Ingredients	216,400	1,804,776
Seneca Foods Cl. A a	22,000	368,500
Seneca Foods Cl. B a	6,500	109,200
Sunopta a,d	54,000	275,400

		6,150,376

Industrial Distribution - 1.5%
Central Steel & Wire	3,799	2,127,440
Ritchie Bros. Auctioneers	310,400	9,808,640
Strategic Distribution a	115,000	1,495,000
Watsco	16,000	673,600

		14,104,680

Printing - 0.2%
Bowne & Co.	68,100	1,024,224
Ennis	62,700	1,060,884

		2,085,108

Transportation and Logistics - 3.9%
AirNet Systems a,d	219,000	1,035,870
Alexander & Baldwin	60,000	2,472,000
Atlas Air Worldwide Holdings a,e	60,500	1,633,500
C. H. Robinson Worldwide	40,000	2,061,200
Continental Airlines Cl. B a,d	100,000	1,204,000
EGL a,d	153,125	3,491,250
Forward Air	156,500	6,663,770
Frozen Food Express Industries a	286,635	3,302,035
Hub Group Cl. A a	77,000	4,825,590
Landstar System a,d	11,200	366,800
Pacer International a,d	54,000	1,290,060
Patriot Transportation Holding a	101,300	5,274,691
Swift Transportation Company a,d	37,400	828,036
UTI Worldwide	35,000	2,430,750

		36,879,552

Other Industrial Services - 0.6%
Landauer	117,900	5,604,966

Total		144,052,756

Natural Resources - 11.0%
Energy Services - 4.3%
Atwood Oceanics a	19,700	1,310,838
Carbo Ceramics	105,600	7,407,840
Core Laboratories a	10,000	256,700
ENSCO International	6,443	242,643
Global Industries a	119,500	1,123,300
Hanover Compressor Company a,d	160,000	1,931,200
Helmerich & Payne	193,400	7,676,046
Input/Output a,d	669,100	4,315,695
Key Energy Services a	10,000	114,700
Precision Drilling a	27,500	2,053,150
TETRA Technologies a	50,750	1,443,330
Tidewater	51,100	1,985,746
Universal Compression Holdings a	105,000	3,976,350
Veritas DGC a	38,700	1,159,452
W-H Energy Services a	33,000	789,690
Willbros Group a	254,600	5,142,920

		40,929,600

Oil and Gas - 3.6%
Chesapeake Energy	26,000	570,440
Cimarex Energy a,d	132,041	5,149,599
Delta Petroleum a,d	34,000	494,360
EOG Resources	10,000	487,400
Houston Exploration Company (The) a	50,000	2,847,500
Magnum Hunter Resources a,d	250,000	4,027,500
Penn Virginia	39,000	1,790,100
Pioneer Drilling Company a	108,800	1,498,176
Plains Exploration & Production Company a	76,500	2,669,850
Pogo Producing Company	1,700	83,708
Remington Oil & Gas a	78,500	2,474,320
SEACOR Holdings a,d	149,500	9,530,625
Stone Energy a,d	19,000	922,830
Toreador Resources a	80,300	1,457,445
Whiting Petroleum a,d	6,000	244,680

		34,248,533

Precious Metals and Mining - 1.8%
Agnico-Eagle Mines	50,000	727,500
Arizona Star Resource a	30,000	146,807
Apex Silver Mines a,d	14,500	232,290
Aurizon Mines a	187,000	198,220
Bema Gold a	300,000	804,000
Coeur d’Alene Mines a	120,000	440,400
Cumberland Resources a,d	200,000	268,000
Etruscan Resources a	100,000	123,993
Gammon Lake Resources a	200,000	1,176,000
Glamis Gold a	240,000	3,746,400
Golden Star Resources a	80,000	229,600
Hecla Mining Company a,d	648,000	3,551,040
IAMGOLD Corporation	240,000	1,473,600
Kingsgate Consolidated	175,747	307,206
MK Resources Company a	431,700	712,305
Meridian Gold a,d	124,500	2,096,580
Metallica Resources a	50,000	66,000
Minefinders Corporation a	70,000	467,600
Miramar Mining a	245,000	262,150
Northern Orion Resources a	20,000	58,000
Stillwater Mining Company a	10,780	106,183

		17,193,874

Real Estate - 0.7%
Alico a	27,000	1,422,900
CB Richard Ellis Group Cl. A a	95,000	3,324,050
Consolidated-Tomoka Land	13,564	776,268
Trammell Crow Company a	46,500	956,505

		6,479,723

Other Natural Resources - 0.6%
PICO Holdings a	198,200	5,135,362

Total		103,987,092

Technology - 21.9%
Aerospace and Defense - 0.8%
Allied Defense Group (The) a	72,600	1,777,974
Armor Holdings a	42,000	1,557,780
Astronics Corporation a	52,400	365,752
Ducommun a	117,200	2,344,000
Herley Industries a,d	2,000	34,220
Hexcel Corporation a,d	35,000	542,850
Integral Systems	49,800	1,143,408

		7,765,984

Components and Systems - 6.0%
Adaptec a	67,000	320,930
American Power Conversion	151,200	3,947,832
Analogic Corporation	23,000	994,750
Belden CDT	57,800	1,283,738
Checkpoint Systems a	110,000	1,856,800
Creative Technology	64,000	620,800
Daktronics a,d	20,000	433,000
Dionex Corporation a,d	81,000	4,414,500
Excel Technology a,d	168,500	4,141,730
Imation Corporation	15,700	545,575
InFocus Corporation a,d	79,000	453,460
KEMET Corporation a,d	186,000	1,441,500
Kronos a,d	38,775	1,981,790
Methode Electronics	50,000	605,500
Metrologic Instruments a,d	15,000	337,200
Nam Tai Electronics	48,000	1,276,800
Neoware Systems a,d	28,000	292,040
Newport Corporation a,d	152,900	2,215,521
Perceptron a	397,400	3,139,460
Plexus Corporation a,d	387,700	4,462,427
Power-One a	10,000	48,600
Radiant Systems a	32,500	318,500
REMEC a,d	189,200	998,976
SafeNet a,d	36,240	1,062,194
SanDisk Corporation a,d	31,000	861,800
Symbol Technologies	96,700	1,401,183
TTM Technologies a,d	253,600	2,652,656
Technitrol	370,300	5,524,876
Tektronix	77,480	1,900,584
Vishay Intertechnology a	280,000	3,480,400
Western Digital a,d	5,000	63,750
Zebra Technologies Cl. A a	76,525	3,634,172

		56,713,044

Distribution - 1.5%
Agilysys	185,125	3,639,557
Anixter International a	41,900	1,514,685
Arrow Electronics a	85,700	2,172,495
Avnet a,d	52,355	964,379
Benchmark Electronics a	25,000	795,750
Electronics for Imaging a,d	26,000	463,840
GTECH Holdings	22,000	517,660
Tech Data a	104,500	3,872,770

		13,941,136

Internet Software and Services - 1.2%
CNET Networks a,d	155,400	1,466,976
CryptoLogic	202,000	6,257,960
CyberSource Corporation a	10,000	51,500
DoubleClick a,d	181,700	1,399,090
eResearch Technology a,d	35,000	412,300
Lionbridge Technologies a,d	37,500	213,375
RealNetworks a,d	85,400	493,612
S1 Corporation a	20,000	138,800
Satyam Computer Services ADR b	20,000	467,200

		10,900,813

IT Services - 4.6%
answerthink a,d	655,000	2,705,150
BearingPoint a,d	524,000	4,595,480
Black Box	47,000	1,758,270
CACI International Cl. A a,d	10,000	552,300
CGI Group Cl. A a	106,700	673,277
CIBER a	10,000	72,700
Computer Task Group a	101,100	402,378
Covansys Corporation a	258,900	3,861,493
DiamondCluster International a	80,400	1,294,440
Forrester Research a	97,300	1,369,984
Gartner Cl. A a	288,000	2,756,160
Keane a	495,000	6,449,850
MAXIMUS	145,900	4,886,191
Perot Systems Cl. A a,d	165,100	2,218,944
Sapient Corporation a,d	719,400	5,283,993
Syntel	148,500	2,628,450
Unisys Corporation a	325,000	2,294,500

		43,803,560

Semiconductors and Equipment - 3.3%
BE Semiconductor Industries a,d	58,000	300,440
Cabot Microelectronics a,d	180,800	5,673,504
CEVA a,d	31,666	234,328
Cognex Corporation	118,400	2,945,792
Conexant Systems a	11,980	17,970
Credence Systems a,d	53,600	423,976
Cymer a,d	14,500	388,165
DSP Group a,d	115,000	2,962,400
DuPont Photomasks a,d	35,000	933,450
Exar Corporation a	247,700	3,319,180
Fairchild Semiconductor International Cl. A a	51,200	784,896
Helix Technology	36,900	570,843
Integrated Circuit Systems a,d	75,000	1,434,000
Intevac a,d	57,450	541,753
Kulicke & Soffa Industries a,d	105,800	665,482
Lattice Semiconductor a,d	254,000	1,363,980
MEMC Electronic Materials a,d	92,000	1,237,400
Mentor Graphics a,d	210,700	2,886,590
National Semiconductor	76,400	1,574,604
Novellus Systems a	12,000	320,760
Semitool a,d	50,000	510,000
Silicon Storage Technology a	269,000	1,000,680
Staktek Holdings a	134,800	533,808
Veeco Instruments a	65,000	978,250

		31,602,251

Software - 2.5%
ANSYS a	20,000	684,200
Aspen Technology a	27,100	153,928
Autodesk	122,000	3,630,720
Business Objects ADR a,b,d	20,500	551,245
HPL Technologies a	379,400	299,726
iPass a,d	175,100	1,071,612
JDA Software Group a	99,900	1,402,596
MRO Software a	46,000	645,380
Macromedia a,d	51,600	1,728,600
ManTech International Cl. A a,d	135,000	3,114,450
Manugistics Group a	49,200	82,656
Novell a,d	20,000	119,200
Progress Software a	30,500	799,710
SPSS a	179,600	3,123,244
Sybase a	82,600	1,524,796
Transaction Systems Architects Cl. A a	213,150	4,934,422

		23,866,485

Telecommunications - 2.0%
ADTRAN	82,000	1,446,480
Broadwing Corporation a,d	1,000	4,140
Catapult Communications a,d	75,100	1,603,385
Covad Communications Group a,d	35,000	42,000
Foundry Networks a,d	192,400	1,904,760
Globecomm Systems a,d	233,700	1,390,515
IDT Corporation a	25,000	355,000
IDT Corporation Cl. B a,d	40,000	591,600
ITT Educational Services a	113,000	5,480,500
Level 3 Communications a,d	280,400	577,624
Metro One Telecommunications a,d	25,000	33,475
North Pittsburgh Systems	25,000	494,125
PECO II a	93,600	100,152
Powerwave Technologies a	16,700	129,258
Scientific-Atlanta	145,300	4,100,366
Time Warner Telecom Cl. A a	179,000	710,630
Tollgrade Communications a	20,000	138,000

		19,102,010

Total		207,695,283

Utilities - 0.2%
CH Energy Group	44,500	2,033,650
Southern Union a	11,025	276,838

Total		2,310,488

Miscellaneous - 0.8%
Total		7,351,732

TOTAL COMMON STOCKS
(Cost $773,462,744)		1,098,647,920

PREFERRED STOCK - 0.1%
Aristotle Corporation 11.00% Conv.	4,800	42,432

TOTAL PREFERRED STOCK
(Cost $31,005)		42,432

	PRINCIPAL AMOUNT
CORPORATE BONDS - 0.1%
Athena Neurosciences Finance 7.25%
Senior Note due 2/21/08	$1,000,000	818,332
Dixie Group 7.00%
Conv. Sub. Deb. due 5/15/12	490,000	480,200

TOTAL CORPORATE BONDS
(Cost $1,201,936)		1,298,532

U.S. TREASURY OBLIGATIONS - 2.7%
U.S. Treasury Notes
5.625% due 2/15/06	25,000,000	25,489,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,772,522)		25,489,250

REPURCHASE AGREEMENT - 5.0%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $47,319,023 (collateralized by Federal Home Loan Bank, 2.375% due 2/15/06, valued at $48,500,525) (Cost $47,316,000)		47,316,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 7.5%
U.S. Treasury Bills
due 4/28/05-9/1/05		5,295
U.S. Treasury Bonds
5.25%-13.875% due 5/15/11-5/15/30		152,861
U.S. Treasury Notes
2.00%-3.625% due 5/15/06-1/15/11		6,270
U.S. Treasury Strip-Interest
due 8/15/12		387
U.S. Treasury Strip-Principal
7.625%-9.00% due 5/15/17-11/15/22		6,557
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio		71,207,668

(Cost $71,379,038)		71,379,038

TOTAL INVESTMENTS - 131.2%
(Cost $919,163,245)		1,244,173,172

LIABILITIES LESS CASH
AND OTHER ASSETS - (8.0)%		(76,142,985)

PREFERRED STOCK - (23.2)%		(220,000,000)

NET ASSETS APPLICABLE TO
COMMON STOCKHOLDERS - 100.0%		$948,030,187

a	Non-income producing.

b	American Depository Receipt.

c	At March 31, 2005, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the period ended March 31, 2005:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/2004	12/31/2004	Purchases	Sales	Gain (Loss)	Income	3/31/2005	3/31/2005

Falcon Products	941,600	$197,736	-	-	-	-	941,600	$65,912

Peerless Mfg.	158,600	2,299,700	-	-	-	-	158,600	2,212,470

Synalloy Corporation	345,000	3,415,500	-	-	-	-	345,000	3,519,000

		$5,912,936	-	-	-	-		$5,797,382

d	A portion of these securities were on loan at March 31, 2005. Total market value of loaned securities at March 31, 2005 was $69,554,330.

e	When Issued.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $921,265,989. At March 31, 2005, net unrealized appreciation for all securities was $322,907,183, consisting of aggregate gross unrealized appreciation of $377,484,510 and aggregate gross unrealized depreciation of $54,577,327. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.

Valuation of investments:
Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal controls over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 23, 2005

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: May 23, 2005